SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the year ended December 31:

	2025	2024	2023

Network and IT costs	162	140	124
Personnel costs	127	89	86
Customer associated costs	53	41	39
Consulting, professional and other services	33	14	5
Taxes, other than income taxes	8	9	7
Facility and office supplies	4	6	9
Losses on receivables	2	2	2
Other	4	4	12
Total selling, general and administrative expenses	393	305	284